Property and equipment, net - Impairment loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property and equipment, net
Impairment of property and equipment	$ 0	$ 0	$ 1,146